Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment and corporate information
Revenue from contracts with customers	€ 4,411,278	€ 4,296,863	€ 12,874,931	€ 12,936,065
Revenue from insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	4,936,742	4,884,850	14,409,455	14,558,017
Costs of revenue	(3,661,369)	(3,642,632)	(10,644,608)	(10,917,460)
Research and development	(41,398)	(37,748)	(119,337)	(119,346)
Operating income (loss)	384,089	476,505	1,136,139	1,233,178
Interest	(81,459)	(73,937)	(242,994)	(229,403)
Income before income taxes	302,630	402,568	893,145	1,003,775
Depreciation and amortization	(355,801)	(358,214)	(1,066,861)	(1,102,842)
Impairment loss	(77,199)	957	(192,192)	(24,013)
Income (loss) from equity method investees	18,162	46,672	18,228	139,680
Total assets	31,449,211	30,887,005	31,449,211	30,887,005	€ 31,002,333
thereof investment in equity method investees	678,318	751,181	678,318	751,181	€ 663,652
Additions of property, plant and equipment, intangible assets and right-of-use assets	363,653	279,452	1,031,717	884,154
Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,312,626	3,219,669	9,709,307	9,721,334
Revenue	3,312,626	3,219,669	9,709,307	9,721,334
Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,098,652	1,077,194	3,165,624	3,214,731
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	1,120,332	1,097,603	3,230,973	3,277,466
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,411,278	4,296,863	12,874,931	12,936,065
Revenue from insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	4,936,742	4,884,850	14,409,455	14,558,017
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,312,626	3,219,669	9,709,307	9,721,334
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,098,652	1,077,194	3,165,624	3,214,731
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,356,933	3,273,241	9,869,670	9,863,792
Revenue	3,356,933	3,273,241	9,869,670	9,863,792
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,279,810	3,211,730	9,615,375	9,669,848
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	77,123	61,511	254,295	193,944
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	32,816	7,939	93,932	51,486
Revenue from insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue	536,600	575,517	1,563,107	1,610,703
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	32,816	7,939	93,932	51,486
Care Enablement
Segment and corporate information
Revenue from contracts with customers	1,021,529	1,015,683	2,911,329	3,020,787
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	1,043,209	1,036,092	2,976,678	3,083,522
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,021,529	1,015,683	2,911,329	3,020,787
Care Enablement | Certain pharmaceutical products
Segment and corporate information
Revenue from contracts with customers		20,503		59,387
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,479,968	5,337,883	15,948,409	15,915,355
Costs of revenue	(4,159,558)	(4,086,886)	(12,080,295)	(12,254,410)
Research and development	(41,398)	(37,954)	(119,337)	(119,552)
Operating income (loss)	464,567	484,166	1,362,879	1,328,296
Depreciation and amortization	(352,356)	(352,003)	(1,054,168)	(1,082,875)
Impairment loss	(76,972)	941	(156,635)	(24,029)
Income (loss) from equity method investees	18,162	46,672	18,228	139,680
Total assets	56,712,904	55,535,068	56,712,904	55,535,068
thereof investment in equity method investees	678,318	751,181	678,318	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets	373,829	275,252	1,058,547	888,758
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,491,930	3,401,706	10,263,812	10,229,217
Costs of revenue	(2,628,106)	(2,564,750)	(7,769,544)	(7,907,680)
Operating income (loss)	496,903	419,474	1,203,037	1,085,873
Depreciation and amortization	(234,281)	(235,080)	(697,412)	(739,402)
Impairment loss	(714)	(257)	(76,114)	(17,336)
Income (loss) from equity method investees	18,162	46,672	18,228	139,680
Total assets	42,136,948	40,572,794	42,136,948	40,572,794
thereof investment in equity method investees	678,318	751,181	678,318	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets	252,614	143,797	706,814	531,282
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	536,600	575,517	1,563,107	1,610,703
Costs of revenue	(514,316)	(579,371)	(1,461,024)	(1,558,685)
Operating income (loss)	94	(21,960)	6,386	(27,553)
Depreciation and amortization	(193)	(1,354)	(1,048)	(4,030)
Impairment loss		21		(2,171)
Total assets	642,093	584,495	642,093	584,495
Additions of property, plant and equipment, intangible assets and right-of-use assets	94	117	235	315
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,451,438	1,360,660	4,121,490	4,075,435
Costs of revenue	(1,017,136)	(942,765)	(2,849,727)	(2,788,045)
Research and development	(41,398)	(37,954)	(119,337)	(119,552)
Operating income (loss)	(32,430)	86,652	153,456	269,976
Depreciation and amortization	(117,882)	(115,569)	(355,708)	(339,443)
Impairment loss	(76,258)	1,177	(80,521)	(4,522)
Total assets	13,933,863	14,377,779	13,933,863	14,377,779
Additions of property, plant and equipment, intangible assets and right-of-use assets	121,121	131,338	351,498	357,161
Operating Segments | Care Enablement | Certain pharmaceutical products
Segment and corporate information
Costs of revenue		(15,098)		(45,017)
Operating income (loss)		3,146		7,013
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	1,377	(4,333)	3,767	(2,243)
Research and development		206		206
Operating income (loss)	(34,065)	(4,207)	(119,706)	(77,965)
Depreciation and amortization	(13,790)	(16,569)	(42,965)	(50,567)
Impairment loss	(227)	16	(35,557)	16
Total assets	11,268,977	11,344,082	11,268,977	11,344,082
Additions of property, plant and equipment, intangible assets and right-of-use assets	42,851	14,763	102,216	26,738
Inter-segment
Segment and corporate information
Revenue	(543,226)	(453,033)	(1,538,954)	(1,357,338)
Costs of revenue	496,812	448,587	1,431,920	1,339,193
Operating income (loss)	(46,413)	(3,454)	(107,034)	(17,153)
Depreciation and amortization	10,345	10,358	30,272	30,600
Total assets	(36,532,670)	(35,992,145)	(36,532,670)	(35,992,145)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(53,027)	(10,563)	(129,046)	(31,342)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(543,226)	(453,033)	(1,538,954)	(1,357,338)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(134,997)	(128,465)	(394,142)	(365,425)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (408,229)	(324,568)	€ (1,144,812)	(991,913)
Inter-segment | Care Enablement | Certain pharmaceutical products
Segment and corporate information
Revenue		€ (1,586)		€ (4,179)